Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000107855 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class A/JSGAX)
Account Value	$ 33,449.102587	$ 33,449.102587	$ 33,449.102587	$ 31,658.392471	$ 21,671.83139	$ 24,411.374728	$ 22,180.960483	$ 14,653.35423	$ 14,644.331272	$ 13,050.046037	$ 10,704.549853	$ 9,361.84682	$ 9,500
Average Annual Return, Percent	0.37%	16.75%	12.83%
C000107855 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class A/JSGAX)—excluding sales charge
Average Annual Return, Percent	5.66%	17.95%	13.41%
C000145658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class C/JSGCX)
Account Value	$ 32,665.612027	$ 32,665.612027	$ 32,665.612027	31,151.489518	21,482.368038	24,391.127565	22,326.350706	14,855.0729	14,958.691005	13,423.5324729999	11,098.359372	9,775.8886	10,000
Average Annual Return, Percent	3.91%	17.07%	12.57%
C000145658 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class C/JSGCX)—excluding sales charge
Average Annual Return, Percent	4.86%	17.07%	12.57%
C000107856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class I/JSGIX)
Account Value	$ 903,053.492287	$ 903,053.492287	$ 903,053.492287	852,536.94423	581,931.348585	654,190.422747	592,942.423276	390,504.73916	389,509.989074	346,089.644563	283,391.281717	247,079.235	250,000
Average Annual Return, Percent	5.93%	18.25%	13.70%
C000107857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class NAV)
Account Value	$ 36,531.71339	$ 36,531.71339	$ 36,531.71339	34,450.926358	23,493.752448	26,384.39156	23,881.994178	15,711.066262	15,649.987803	13,887.078216	11,355.17462	9,890.7511	10,000
Average Annual Return, Percent	6.04%	18.38%	13.83%
C000153994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class R2/JSGRX)
Account Value	$ 34,739.548166	$ 34,739.548166	$ 34,739.548166	32,927.967311	22,571.408222	25,464.672478	23,171.835358	15,321.548545	15,340.256141	13,681.162741	11,243.603939	9,836.5524	10,000
Average Annual Return, Percent	5.50%	17.79%	13.26%
C000153995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class R4/JHSGX)
Account Value	$ 35,677.386601	$ 35,677.386601	$ 35,677.386601	33,730.208134	23,042.312094	25,928.490989	23,512.665054	15,511.035543	15,484.927645	13,781.339629	11,291.503583	9,853.377	10,000
Average Annual Return, Percent	5.77%	18.13%	13.56%
C000153996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Growth Fund (Class R6/JSGTX)
Account Value	$ 3,652,015.081	$ 3,652,015.081	$ 3,652,015.081	3,444,066.642	2,349,161.94	2,636,794.832	2,387,813.549	1,571,304.113	1,565,295.086	1,389,096.908	1,136,156.751	989,075.11	1,000,000
Average Annual Return, Percent	6.04%	18.37%	13.83%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 31,551.336428	$ 31,551.336428	$ 31,551.336428	29,262.751365	22,532.698324	24,597.267244	21,715.601688	13,522.623113	14,702.68406	13,451.565642	11,801.831517	10,050.2656	10,000
Average Annual Return, Percent	7.82%	18.47%	12.18%
Russell 1000 C000107856 Index [Member]
Account Value [Line Items]
Account Value	$ 788,783.410663	$ 788,783.410663	$ 788,783.410663	731,568.784093	563,317.458073	614,931.681082	542,890.04219	338,065.577811	367,567.101483	336,289.141046	295,045.787923	251,256.64	250,000
Russell 1000 C000153996 Index [Member]
Account Value [Line Items]
Account Value	$ 3,155,133.642654	3,155,133.642654	3,155,133.642654	2,926,275.136373	2,253,269.832293	2,459,726.72433	2,171,560.168761	1,352,262.311245	1,470,268.405935	1,345,156.564186	1,180,183.151692	1,005,026.56	1,000,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 40,883.284294	$ 40,883.284294	$ 40,883.284294	37,938.099548	27,294.283278	30,633.817222	26,643.393542	16,371.388487	16,223.528706	14,389.173168	11,867.036922	10,251.6948	10,000
Average Annual Return, Percent	7.76%	20.09%	15.12%
Russell 1000 Growth C000107856 Index [Member]
Account Value [Line Items]
Account Value	$ 1,022,082.107328	$ 1,022,082.107328	$ 1,022,082.107328	948,452.488675	682,357.081927	765,845.430513	666,084.838513	409,284.712148	405,588.217635	359,729.329196	296,675.923044	256,292.37	250,000
Russell 1000 Growth C000153996 Index [Member]
Account Value [Line Items]
Account Value	$ 4,088,328.429305	$ 4,088,328.429305	$ 4,088,328.429305	$ 3,793,809.954693	$ 2,729,428.327703	$ 3,063,381.722047	$ 2,664,339.354048	$ 1,637,138.848589	$ 1,622,352.870539	$ 1,438,917.316782	$ 1,186,703.692175	$ 1,025,169.48	$ 1,000,000